SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

18.SHAREHOLDERS’ EQUITY

As of December 31, 2022 and 2021, the authorized share capital of the Company is comprised of an unlimited number of (i) the Subordinate Voting Shares, (ii) the Restricted Voting Shares, (iii) the Limited Voting Shares, (iv) the Multiple Voting Shares and (v) the Preferred Shares.

Multiple Voting Shares

The Company is authorized to issue an unlimited number of Multiple Voting Shares without nominal or par value. Holders of Multiple Voting Shares are entitled to receive notice of any meeting of shareholders of the Company, and to attend, vote and speak at such meetings, except those meetings at which only holders of a specific class of shares are entitled to vote separately as a class under the Business Corporations Act (British Columbia). On all matters upon which holders of Multiple Voting Shares are entitled to vote, each Multiple Voting Share entitles the holder thereof to 50 votes per Multiple Voting Share. Multiple Voting Shares are not entitled to dividends and are not convertible. The Multiple Voting Shares have a three (3)-year sunset period that will expire June 29, 2024, upon which they will be automatically redeemed for $0.001 per Multiple Voting Share.

18.SHAREHOLDERS’ EQUITY (Continued)

Equity Shares

The holders of each class of the Equity Shares are entitled to receive notice of, to attend (if applicable, virtually) and to vote at all meetings of shareholders of the Company, except that they are not able to vote (but are entitled to receive notice of, to attend and to speak) at those meetings at which the holders of a specific class are entitled to vote separately as a class under the Business Corporations Act (British Columbia) and except that holders of the Limited Voting Shares are not entitled to vote for the election of directors of the Company. The Subordinate Voting Shares and the Restricted Voting Shares carry one vote per share on all matters. The Limited Voting Shares carry one vote per share on all matters except the election of directors, as the holders of the Limited Voting Shares do not have any entitlement to vote in respect of the election for directors of the Company.

In the case of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or in the event of any other distribution of assets of the Company among its shareholders for the purpose of winding up its affairs, the holders of the Equity Shares are entitled, subject to the prior rights of the holders of any shares of the Company ranking in priority to the Equity Shares (including any liquidation preference on any issued and outstanding Multiple Voting Shares and/or Preferred Shares), to participate ratably the Company’s remaining property along with all holders of the other classes of the Equity Shares (on a per share basis).

Exchangeable Shares of MPB Acquisition Corp.

Exchangeable Shares are part of the authorized share capital of MPB, a wholly-owned subsidiary of the Company, which entitle their holders to rights that are comparable to those rights attached to the Equity Shares. The Exchangeable Shares carry one vote per share, and the aggregate voting power of the Exchangeable Shares must not exceed 49.9% of the total voting power of all classes of shares of MPB. Until a holder exchanges their Exchangeable Shares for the Equity Shares, the holder of such Exchangeable Shares will not have the right to vote at meetings of the shareholders of the Company, though they will have the right to vote at meetings of the shareholders of MPB, including with respect to altering the rights of holders of any of the Exchangeable Shares, or if MPB decides to take certain actions without fully protecting the holders of any of the Exchangeable Shares, or as otherwise required by law. The Exchangeable Shares are exchangeable at any time, on a one-for-one basis, for the Equity Shares at the option of the holder.

The Company treats the Exchangeable Shares as options, each with a value equal to an Equity Share, which represents the holder’s claim on the equity of the Company. Pursuant to the terms of the Exchangeable Shares, the Company and MPB are required to maintain the economic equivalency of such Exchangeable Shares with the publicly traded Equity Shares of the Company. This means the Exchangeable Shares are required to share the same economic benefits and retain the same proportionate ownership in the assets of the Company as the holders of the Equity Shares. The Company has presented these Exchangeable Shares as a part of shareholders’ equity within these Consolidated Financial Statements due to (i) the fact that they are economically equivalent to the Equity Shares, and (ii) the holders of the Exchangeable Shares are subject to restrictions on transfer under US securities laws but may dispose of the Exchangeable Shares without such restriction by exchanging them for Equity Shares. Changes in these assumptions would affect the presentation of the Exchangeable Shares from shareholders’ equity to non-controlling interests; however, there would be no impact on earnings per share.

18.SHAREHOLDERS’ EQUITY (Continued)

Preferred Shares GH Group, Inc.

The authorized total number of preferred shares (the “GH Group Preferred Shares”) of GH Group is 50,000,000 of which 45,000,000 shares are designated as shares of Series A Preferred Shares (“GH Group Series A Preferred”) and 55,000 shares are designated as shares of Series B Preferred Shares (“GH Group Series B Preferred”). On December 30, 2022, GH Group amended and restated its Certificate of Incorporation, to authorize 5,000 shares of Series C Preferred Shares (“GH Group Series C Preferred”). Holders of the GH Group Preferred Shares are entitled to receive notice of and attend any meeting of the shareholders of GH Group but are not entitled to vote. The GH Group Preferred Shares do not carry any voting rights and are not convertible. In the event of a liquidation, voluntary or involuntary, dissolution or winding-up of GH Group, the holders of outstanding GH Group Preferred Shares are entitled to be paid out of the assets of GH Group available for distribution to it stockholders, before any payment shall be made to the holders of GH Group common stock, of which holders of GH Group Series B Preferred are to receive payment prior to holders of GH Group Series A Preferred and GH Group Series C Preferred. GH Group has the right to redeem all or a portion of the GH Group Preferred Shares from a holder for an amount equal to the liquidation value and all unpaid accrued and accumulated dividends.

The GH Group Series A Preferred carries a 15% cumulative dividend rate, which increases by 5% in the year following the first anniversary of the date of issuance. The GH Group Series B Preferred and the GH Group Series C Preferred carry a 20% cumulative dividend rate, which increases by 2.5% annually after the second anniversary and until the 54-month anniversary of the initial issuance. Dividends are payable if and when declared by GH Group’s board of directors.

There were nil and 18,515,491 shares of the GH Group Series A Preferred issued and outstanding as of December 31, 2022 and 2021, respectively; there were 49,969 and nil shares of the GH Group Series B Preferred issued and outstanding as of December 31, 2022 and 2021, respectively; and there were 4,700 and nil shares of the GH Group Series C Preferred issued and outstanding as of December 31, 2022 and 2021, respectively. In accordance with the provisions above, the Company recorded dividends to the holders of the GH Group Preferred Shares in the amount of $5,835,131 and $1,797,423 for the years ended December 31, 2022 and 2021, respectively.

Non-Controlling Interest

Non-controlling interest represents equity interests owned by parties that are not shareholders of the ultimate parent. The share of net assets attributable to non-controlling interests is presented as a component of equity. Their share of net income or loss is recognized directly in equity. Changes in the parent company’s ownership interest that do not result in a loss of control are accounted for as equity transactions.

The Company recorded a loss attributable to a non-controlling interest during the years ended December 31, 2022 and 2021, of $61,675 and $197,774, respectively. The value of the equity issuances issued to non-controlling interest members were determined using the estimated fair value of the equity of the Company.

Transactions Prior to the Business Combination January 1, 2021 through June 29, 2021 (GH Group)

On January 1, 2021, GH Group issued the Class A Common Stock which was ultimately exchanged into 731,369 Exchangeable Shares valued at $3,380,278 related to an acquisition, see “Note 9 – Business Acquisitions”. In addition, GH Group issued additional Class A Common Stock which was ultimately exchanged into 48,682 Exchangeable Shares to brokers and consultants for the acquisition. The Exchangeable Shares issued to brokers and consultants for the acquisition were recorded as share-based compensation in the amount of $225,000.

In June 2021, GH Group issued Class A Common Stock which was ultimately exchanged into 646,096 Exchangeable Shares in conversion of $1,925,000 in the Senior Convertible Notes.

18.SHAREHOLDERS’ EQUITY (Continued)

In June 2021, GH Group issued Class A Common Stock which was ultimately exchanged into 160,149 Exchangeable Shares for the cashless exercise of 1,968,300 warrants.

Transactions Contemporaneous to the Business Combination (June 29, 2021) and through December 31, 2021

On June 29, 2021, contemporaneously with the Business Combination, the Company issued 4,754,979 Multiple Voting Shares to the founders of GH Group and issued 22,335,908 Subordinate Voting Shares to investors for approximately $124,359,000 in cash, net of fees but before the value of the earnout liability recorded of $7,640,334, see “Note 14 – Contingent Shares and Earnout Liabilities”.

During the year ended December 31, 2021, the Company, through GH Group, issued 38,808,618 Preferred Shares in connection with the Series A Preferred Shares financing and conversion of the Senior Convertible Notes into the Preferred Shares with an aggregate value of $31,285,258, net of the value of the initial derivative liability. In conjunction with these transactions, the Company issued 4,928,578, as converted, Company warrants with an exercise price of $10.00 per warrant which expire in June 2024. Simultaneously, certain holders of the Preferred Shares holding 20,293,127 Preferred Shares elected to convert their Preferred Shares to 2,577,227 Exchangeable Shares.

On June 29, 2021, certain holders of 5,392,564 vested options of GH Group exercised their options (some on a cashless basis and cash exercise) and were issued Subordinate Voting Shares. As a result, the Company issued 479,195 Subordinate Voting Shares with an aggregate value of $88,654.

On September 14, 2021, in conjunction with the closing pursuant to the Camarillo Acquisition Agreement for the purchase of certain real property, the Company issued 6,500,000 Subordinate Voting Shares with an aggregate value of $29,250,000, see “Note 7 – Property, Plant and Equipment” for further information.

On August 23, 2021, the Company received $1,500,000 from an investor prior to receiving Subordinate Voting Shares. During the year ended December 31, 2021, the Company issued 150,000 Subordinate Voting Shares to said investor.

In October 2021, the Company agreed to issue 150,000 Subordinate Voting Shares at a per value price of $4.99 per share having an aggregate value of $748,500 to Element 7. Such shares are still pending delivery as of December 31, 2022. See “Note 22 – Commitments and Contingencies” for further information.

On December 9, 2021, the Company issued 2,000,000 Company warrants with an exercise price of $11.50 per warrant which will expire in June 2026. See “Note 16 – Notes Payable” for further information.

During the year ended December 31, 2021, the Company’s Exchangeable Voting Shareholders exchanged 9,098,302 of their Exchangeable Shares for Subordinate Voting Shares in accordance with their agreements.

Share and Equity Transactions During the Year Ended December 31, 2022

During the year ended December 31, 2022, the Company issued 2,311,213 Equity Shares to the sellers of Plus Products valued at $9,707,414, see “Note 9 – Business Acquisitions” for further information.

During the year ended December 31, 2022, the Company issued 347,108 Equity Shares to certain convertible note holders for interest payments valued at $868,763.

During the year ended December 31, 2022, the Company issued 227,116 Equity Shares to various individuals for the exercise of stock options. In exchange for the exercise of stock options, the Company received $303,694 in cash.

18.SHAREHOLDERS’ EQUITY (Continued)

During the year ended December 31, 2022, the Company issued 2,162,265 Equity Shares to various individuals for the conversion of Restricted Stock Units.

During the year ended December 31, 2022, certain holders of Exchangeable Shares exchanged 5,936,636 Exchangeable Shares for a like number of Equity Shares.

During the year ended December 31, 2022, the Company received $5,505,000 in contributions from controlling and non-controlling interests.

During the year ended December 31, 2022, the Company issued 500,000 Equity Shares in connection with The Pottery acquisition valued at $1,100,000 at the time of issuance, see “Note 9 – Business Acquisitions” for further information.

During the year ended December 31, 2022, the Company issued 5,606,112 Equity Shares to the sellers of the Natural Healing Centers retail dispensaries located in Grover Beach, Lemoore and Morro Bay valued at $14,459,382, see “Note 9 – Business Acquisitions” for further information.

During the year ended December 31, 2022, the Company through its subsidiary, GH Group, issued 49,969 GH Group Series B Preferred Shares in connection with the GH Group Series B Preferred Shares financing with an aggregate value of $49,999,906 comprised of the following: (i) existing GH Group Series A Preferred Shares with a face value of $22,741,956 were exchanged for 22,712 GH Group Series B Preferred Shares and (ii) a new private placement of 27,257 GH Group Series B Preferred Shares with a face value of $27,257,950. In conjunction with these transactions, the Company cancelled 2,274,133 existing Company warrants and issued 9,999,937 Company warrants comprised of the following: (i) 4,548,347 replacement Company warrants and (ii) 5,451,590 Company warrants. The warrants have an exercise price of $5.00 per warrant and expire on August 31, 2027. The Company recorded the fair value of the Series B Preferred Shares as mezzanine non-controlling Interest in the amount of $36,549,987, which is net of the value allocated to the replacement warrants of $5,658,502 and newly issued warrants of $7,790,939. The Series B Preferred Shares are accounted for as mezzanine non-controlling Interest as the Series B Preferred Shares redemption feature is not in the sole control of the Company. The Series B Preferred Shares were recorded to its redemption value as of December 31, 2022 with an adjustment of $13,449,142.

During the year ended December 31, 2022, the remaining, unexchanged GH Group Series A Preferred Shares were redeemed by the Company for $772,718, in cash.

During the year ended December 31, 2022, the Company through its subsidiary, GH Group, closed on an additional private placement financing of 4,700 GH Group Series C Preferred Shares with an aggregate face value of $4,700,000. In conjunction with these transactions, the Company issued 940,000 Company warrants. The warrants have an exercise price of $5.00 per warrant which expire in August 2027. The Company recorded the fair value of the Series C Preferred Shares as mezzanine non-controlling Interest in the amount of $3,733,792, which is net of the value allocated to the newly issued warrants of $966,208. The Series C Preferred Shares are accounted for as mezzanine non-controlling Interest as the Series C Preferred Shares redemption feature is not in the sole control of the Company. The Series C Preferred Shares were recorded to its redemption value as of December 31, 2022 with an adjustment of $966,208.

Variable Interest Entity

On June 30, 2022, the Company transferred certain tenant improvements with a net book value of $762,095 to 2000 De La Vina LLC (“2000 DLV”), a wholly-owned subsidiary, and simultaneously sold 100% of its limited liability company membership interest in 2000 DLV for a cash payment of $3,060,000 upon closing to an entity in which certain executives and board members of the Company are members. As part of the transaction, the Company no longer has capital and profits interests in the Company; provided, however, the Company’s affiliate, GH Group, was appointed the manager and received a 20% carried interest or profits interest in 2000 DLV.  Thus, the Company indirectly retains control of 2000 DLV under the First Amended and Restated Operating Agreement dated May 1, 2022 between the Company and members of 2000 DLV. Accordingly, 2000 DLV became a VIE of the Company.

18.SHAREHOLDERS’ EQUITY (Continued)

The below table summarizes information for entities the Company has concluded to be VIE’s as the Company possesses the power to direct activities through various agreements. Through these agreements, the Company can significantly impact the VIE and thus holds a controlling financial interest. This information represents amounts before intercompany eliminations.

As of and for the year ended December 31, 2022, the aggregate balances of the VIE included in the accompanying Consolidated Balance Sheet and Consolidated Statements of Operations are as follows:

2022

Current Assets	$111,686
Non-Current Assets	$2,357,957
Total Assets	$2,469,643

Non-Current Liabilities	$241,373
Total Liabilities	$241,373

Revenues, Net	$139,500
Net Income Attributable to Non-Controlling Interest	$56,997